Carve-Out Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (451,322)	$ (398,845)	$ (1,223,839)	$ (1,939,727)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	114,688	114,688	229,377	229,377
Stock based compensation	44,696	57,048	153,131	300,286
Changes in operating assets and liabilities:
Prepaid and other current assets		62,810	62,810	(62,810)
Deferred offering costs	(303,795)	(50,000)	(493,075)
Accounts payable and accrued expenses	(116,686)	11,456	114,372	(393,949)
Net cash used in operating activities	(712,419)	(202,843)	(1,157,224)	(1,866,823)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributions from parent	712,419	202,843	1,157,224	1,866,823
Net cash flows provided by financing activities	712,419	202,843	1,157,224	1,866,823
Net change in cash and cash equivalents
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period